Stock Plans (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified			6 Months Ended	12 Months Ended	6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Jun. 30, 2014 Restricted Stock [Member]
Stock Options [Line Items]
Options, Balance at Beginning of Period			6,732	6,842	0
Options, Granted			275		617
Options, Exercised			0	(75)
Options, Released					(259)
Options, Expired or cancelled			(310)	(35)	0
Options, Forfeited			(27)		0
Options, Balance at End of Period			6,670	6,732	358
Exercisable options	6,700	6,000	6,595	6,728	0
Weighted Average Exercise Price, Balance at Beginning of Period			$ 1.31	$ 133.00	$ 0
Weighted Average Exercise Price, Granted			$ 0.66		$ 0
Weighted Average Exercise Price, Exercised			$ 0	$ 1.50
Weighted Average Exercise Price, Released					$ 0
Weighted Average Exercise Price, Expired or cancelled			$ 2.05	$ 3.29	$ 0
Weighted Average Exercise Price, Forfeited			$ 1.66		$ 0
Weighted Average Exercise Price, Balance at End of Period			$ 1.25	$ 1.31	$ 0
Weighted Average Exercise Price, Exercisable			$ 1.26	$ 1.31	$ 0
Weighted Average Remaining Option Term, Outstanding			5 years 6 months 11 days	5 years 9 months	9 years 7 months 13 days
Weighted Average Remaining Option Term, Exercisable			5 years 5 months 23 days	5 years 9 months	0 years
Aggregate Intrinsic Value, Outstanding			$ 37	$ 0	$ 281
Aggregate Intrinsic Value, Exercisable			$ 28	$ 0	$ 0